CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2025
CONVERTIBLE NOTES
CONVERTIBLE NOTES

14.CONVERTIBLE NOTES

Convertible Notes – Original Terms:

	Host (amortized cost)	Derivative (FVTPL)	Deferred amount	Total
	$	$	$	$
Issuance [1]	48,703	20,453	(2,773)	66,383
Interest accretion	732	—	—	732
Fair value adjustment	—	(11,199)	—	(11,199)
Amortization	—	—	140	140
Foreign exchange	382	127	(21)	488
Balance as of December 31, 2022	49,817	9,381	(2,654)	56,544
Interest accretion	5,082	—	—	5,082
Fair value adjustment	—	(8,049)	—	(8,049)
Amortization	—	—	1,453	1,453
Foreign exchange	(1,275)	(163)	32	(1,406)
Balance as of December 31, 2023	53,624	1,169	(1,169)	53,624
Interest accretion	3,044	—	—	3,044
Fair value adjustment	—	(1,191)	—	(1,191)
Amortization	—	—	1,191	1,191
Foreign exchange	2,710	30	(30)	2,710
Settlement	(43,138)	—	—	(43,138)
Balance as of December 31, 2024	16,240	8	(8)	16,240
Interest accretion	1,696	—	—	1,696
Fair value adjustment	—	(8)	—	(8)
Amortization [2]	—	—	8	8
Foreign exchange	(441)	—	—	(441)
Settlement	(17,495)	—	—	(17,495)
Balance as of December 31, 2025	—	—	—	—

[1]Transaction costs of $821 (US$608) have been allocated to the host instrument and reduced from the net proceeds allocated to this component.

[2]The amortization for the year ended December 31, 2025 includes an additional amount of $7 to prevent the net amount of the Derivative and the Deferred amount components from representing a negative amount.

On November 8, 2022, the Company completed a private placement of unsecured convertible notes (the “Notes”) for aggregate gross proceeds of $67.2 million (US$50 million) with Mitsui & Co., Ltd (“Mitsui”), Pallinghurst Bond Limited (“Pallinghurst”) and Investissement Québec (“IQ”). The

Notes are denominated in U.S. Dollars with a term of 36 months and carry a quarterly coupon interest payment of the greater of the 3-month CME Term SOFR plus 4% and 6%.

Subsequently and effective January 1, 2023, the Notes contracts were amended by:

-	Removing the interest capitalization provisions, such that accrued interest will be deemed paid in full in shares each quarter following the exchange’s approval; and
-	Increasing the interest rate to the greater of the 3-month CME Term SOFR plus 5% and 7%.

The Notes include the following material conversion and settlement options available to the holders and the Company:

-

General conversion option: The holder of a Note, at any time before maturity, can convert the outstanding principal amount into units for US$5/unit. Each unit comprises one common share of the Company and one share warrant. The share warrant can be used to subscribe one common share of the Company at an exercise price of US$5.70/share for a period of 24 months from the date of conversion of the Note.

-

Repurchase option: The Company has, at its sole discretion, an option to repay the Notes at the Repurchase Amount (as defined in the subscription agreement) at the earlier of (i) December 31, 2023; or (ii) the date of a final investment decision (FID) as defined in the subscription agreement. Depending on the circumstances, the repurchase amount is affected by the remaining time to maturity and the cumulative interest paid to date to the Holders.

-

Interest repayment option: Quarterly, the Company has an option to pay the interest due in (i) cash; or (ii) in Common Shares subject to the TSX’s approval, by delivering share certificates to the Holders upon maturity, conversion or redemption at a U.S. Dollar equivalent of the Company’s TSX market share price, determined at the quarter end on which such interest became payable.

-	The Notes also include redemption mechanisms in favor of the holders in the event of a change of control or an event of default.

The Notes represented a hybrid financial instrument with multiple embedded derivatives requiring separation. The debt host portion (the “Host”) of the instrument is classified at amortized cost, whereas the aggregate conversion and prepayment options (the “Embedded Derivatives”) are classified at fair value through profit and loss (FVTPL).

The fair value of the Notes at inception were estimated at $77.7 million (US$57.8 million) and determined using a Binomial valuation model which required the use of significant unobservable inputs. The Company identified a difference between the transaction price and the fair value of $10.5 million (US$7.8 million). The difference has been allocated on a pro-rata basis to the Host and the Embedded Derivatives based on their relative estimated fair values. The portion allocated to the Host has been integrated in its initial carrying amount. The Company believes that time value is an important factor in the estimation of the Embedded Derivatives’ fair value. Therefore, the unrecognized deferred amount attributed thereto is recognized on a straight-line basis in the statement of loss and comprehensive loss over the estimated life of the combined conversion option and underlying warrants.

On May 2, 2024, the Company closed a private placement with Mitsui and Pallinghurst for the surrender and cancellation of their convertible notes dated November 8, 2022, as amended and restated effective January 1, 2023. The Company issued 12,500,000 Common Shares and 12,500,000 Warrants to Mitsui and 6,250,000 Common Shares and 6,250,000 Warrants to Pallinghurst in exchange for their convertible notes totalling US$37.5 million. Concurrently with the redemption, surrender and cancellation of Mitsui’s and Pallinghurst’s convertible notes, the Company issued 1,579,043 Common Shares that had been reserved for issuance in connection with the interest calculated between November 8, 2022, and February 14, 2024, date on which the subscription agreement was concluded.

Convertible Notes – Amendment dated October 27, 2025:

	Host (amortized cost)	Derivative (FVTPL)	Total
	$	$	$
Issuance	16,844	651	17,495
Interest accretion	102	—	102
Fair value adjustment	—	(286)	(286)
Settlement	—	—	—
Foreign exchange	(350)	(13)	(363)
Balance as of December 31, 2025	16,596	352	16,948

On October 27, 2025, the Company reached an agreement with Investissement Québec to extend the maturity date of their Convertible Note from November 8, 2025 to November 8, 2026. In consideration for the extension, the terms of the Notes were amended as follows:

-	The interest rate was increased from the greater of 7% or 3-month CME Term SOFR + 5% to the greater of 7% or 3-month CME Term SOFR + 7%, effective November 9, 2025; and
-	The Company’s discretionary repurchase option was retained; however, the previous interest-related redemption clause (Redemption Premium Forward Rate – 7% and Redemption Premium Backward Rate – 12%) was removed. It was replaced with a new provision allowing the Company to redeem the Notes at any time up to maturity for the principal amount plus any unpaid accrued interest.

Because the amendment occurred shortly before the original maturity date of November 8, 2025 and represented a renegotiation of the terms, the transaction was accounted for as an extinguishment of the original liability and the issuance of a new financial liability in accordance with IFRS 9. No additional costs were incurred in connection with the amendment.

For the year ended December 31, 2025, the interest coupon totalled an aggregate amount of $1,677 (US$1,200) ($2,405 (US$1,764) for the year ended December 31, 2024). The Company elected to pay the interest coupon with 611,035 common shares (944,557 for the year ended December 31, 2024). In connection with the private placement with Mitsui and Pallinghurst, which closed on May 2, 2024, 232,191 shares were issued, and the remaining 712,366 common shares will be issued at maturity or upon conversion of the Investissement Québec Note. The common shares to be issued are recorded as other reserves in the consolidated statements of changes in equity.

Below is a sensitivity analysis on inputs impacting the fair value revaluation of the derivative. Amounts are expressed in thousands of dollars.

		Reasonably	Sensitivity [1]		Reasonably	Sensitivity [1]
	December 31, 2024	possible change	(Derivative liability)	December 31, 2025	possible change	(Derivative liability)
Observable inputs
Share price	US$1.59	+/- 10%	+12/-5	US$2.48	+/- 10%	+29/-114
Foreign Exchange rate	1.44	+/-5%	+/-0	1.37	+/-5%	+/-18
Unobservable inputs
Expected volatility	47.3%	+/- 10%	+10/-5	59.9%	+/- 10%	+21/-109
Credit spread	3.0%	+/-5%	+0/0	11.1%	+/-5%	+47/-72

[1]Holding all other variables constant.